INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Summary of Held-To-Maturity and Available-For-Sale Investment Securities

The following is a summary of HTM and AFS investment securities as of December 31, 2019:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrecognized gain	Unrecognized loss	Fair value	Amortized cost	Unrealized gain	Unrealized loss	Fair value
U.S. Treasuries	$0	$0	$0	$0	$99	$1	$0	$100
Securities of U.S. government agencies and corporations	0	0	0	0	156	2	0	158
Mortgage-backed securities - residential	20,818	122	(174)	20,766	421,945	9,709	(99)	431,555
Mortgage-backed securities - commercial	101,267	571	(1,225)	100,613	474,174	4,988	(2,644)	476,518
Collateralized mortgage obligations	9,763	0	(108)	9,655	769,076	16,753	(385)	785,444
Obligations of state and other political subdivisions	11,014	804	(31)	11,787	652,986	23,729	(462)	676,253
Asset-backed securities	0	0	0	0	400,081	1,414	(1,064)	400,431
Other securities	0	0	0	0	79,781	1,959	(115)	81,625
Total	$142,862	$1,497	$(1,538)	$142,821	$2,798,298	$58,555	$(4,769)	$2,852,084

The following is a summary of HTM and AFS investment securities as of December 31, 2018:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrecognized gain	Unrecognized loss	Fair value	Amortized cost	Unrealized gain	Unrealized loss	Fair value
U.S. Treasuries	$0	$0	$0	$0	$99	$0	$(2)	$97
Securities of U.S. government agencies and corporations	0	0	0	0	32,095	57	(233)	31,919
Mortgage-backed securities - residential	25,565	0	(1,045)	24,520	565,071	691	(7,163)	558,599
Mortgage-backed securities - commercial	147,780	258	(4,385)	143,653	423,797	819	(3,581)	421,035
Collateralized mortgage obligations	12,540	0	(633)	11,907	928,586	4,319	(6,158)	926,747
Obligations of state and other political subdivisions	243,443	1,954	(1,359)	244,038	257,300	2,554	(1,429)	258,425
Asset-backed securities	0	0	0	0	511,430	611	(2,810)	509,231
Other securities	0	0	0	0	73,948	358	(1,104)	73,202
Total	$429,328	$2,212	$(7,422)	$424,118	$2,792,326	$9,409	$(22,480)	$2,779,255

Summary of Investment Securities by Estimated Maturity
The following table provides a summary of investment securities by contractual maturity as of December 31, 2019, except for residential and commercial mortgage-backed securities, collateralized mortgage obligations and asset-backed securities, which are shown as single totals, due to the unpredictability of the timing in principal repayments:

	Held-to-maturity		Available-for-sale
(Dollars in thousands)	Amortized cost	Fair value	Amortized cost	Fair value
Due in one year or less	$0	$0	$7,382	$7,408
Due after one year through five years	0	0	52,075	53,189
Due after five years through ten years	4,756	5,417	144,626	149,961
Due after ten years	6,258	6,370	528,939	547,578
Mortgage-backed securities - residential	20,818	20,766	421,945	431,555
Mortgage-backed securities - commercial	101,267	100,613	474,174	476,518
Collateralized mortgage obligations	9,763	9,655	769,076	785,444
Asset-backed securities	0	0	400,081	400,431
Total	$142,862	$142,821	$2,798,298	$2,852,084

Age of Gross Unrealized Losses and Associated Fair Value by Investment Category
The following tables provide the fair value and gross unrealized losses on investment securities in an unrealized loss position, aggregated by investment category and the length of time the individual securities have been in a continuous loss position:

	December 31, 2019
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$0	$0	$0	$0	$0	$0
Securities of U.S. government agencies and corporations	0	0	0	0	0	0
Mortgage-backed securities - residential	40,190	(209)	11,063	(64)	51,253	(273)
Mortgage-backed securities - commercial	111,658	(298)	104,069	(3,571)	215,727	(3,869)
Collateralized mortgage obligations	85,248	(297)	30,628	(196)	115,876	(493)
Obligations of state and other political subdivisions	118,623	(457)	7,950	(36)	126,573	(493)
Asset-backed securities	125,889	(553)	54,963	(511)	180,852	(1,064)
Other securities	0	0	5,649	(115)	5,649	(115)
Total	$481,608	$(1,814)	$214,322	$(4,493)	$695,930	$(6,307)

	December 31, 2018
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$0	$0	$97	$(2)	$97	$(2)
Securities of U.S. Government agencies and corporations	0	0	16,777	(233)	16,777	(233)
Mortgage-backed securities - residential	186,029	(935)	264,795	(7,273)	450,824	(8,208)
Mortgage-backed securities - commercial	147,754	(369)	232,363	(7,597)	380,117	(7,966)
Collateralized mortgage obligations	194,795	(1,546)	240,514	(5,245)	435,309	(6,791)
Obligations of state and other political subdivisions	62,805	(299)	86,644	(2,489)	149,449	(2,788)
Asset-backed securities	336,437	(2,312)	37,105	(498)	373,542	(2,810)
Other securities	33,752	(884)	4,570	(220)	38,322	(1,104)
Total	$961,572	$(6,345)	$882,865	$(23,557)	$1,844,437	$(29,902)